Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Summary of Activity	A summary of activity during the year ended December 31, 2023 and 2022 is as follows:
	Warrant Outstanding	Weighted- Average Exercise Price	Weighted- Average Life (years)
Balance as of December 31, 2021	3,916,000	$3.08	1.60
Grants	-	-	-
Exercised	(668,500)	3.48	2.03
Expired	-	-	-
Balance as of December 31, 2022	3,247,500	$3.00	0.44
Grants	4,166,667	1.20	5.00
Exercised	(816,667)	3.00	2.71
Expired	-	-	-
Balance as of December 31, 2023	6,597,500	$1.86	3.39

Schedule of the Estimated Fair Values of the Warrants Measured	For the year ended December 31, 2023, 2022 and 2021, the estimated fair values of the stock options are as follows:
	December 31,	December 31,	December 31,
	2023	2022	2021
Exercise price	$1.99– - 7.02	$6.98– - 20.87	$5.00– - 10.56
Expected term	5.00– - 7.00 years	5.55– - 6.75 years	5.5– - 10 years
Expected average volatility	84% - 89%	73% - 79%	70% - 79%
Expected dividend yield	-	-	-
Risk-free interest rate	3.48% - 4.83%	1.26% - 3.38%	1.10% - 1.51%

Schedule of Summary of Activity	A summary of activity during the year ended December 31, 2023 and 2022 follows:
	Stock options Outstanding	Weighted- Average Exercise Price	Weighted- Average Life (years)
Balance as of December 31, 2021	1,504,650	$5.10	9.85
Grants	894,500	10.73	10.00
Exercised	-	-	-
Forfeited	(5,000)	15.28	-
Expiry	-	-	-
Balance as of December 31, 2022	2,394,150	$7.18	9.11
Grants	385,000	4.48	10.00
Exercised	-	-	-
Forfeited/Cancelled	(52,000)	6.97	-
Expiry	-	-	-
Balance as of December 31, 2023	2,727,150	$6.89	8.44

Vested and exercisable as of December 31, 2023	1,766,782	$6.25	7.99
Expected to Vest	960,368	$7.79	2.61